Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Available for sale investments	$ 76,656,557	¥ 496,565,847	¥ 91,496,450
Accounts receivable, allowance for doubtful accounts	0
Loans receivable, allowance for loan losses	206,012	¥ 1,334,502	¥ 1,166,800
Available for sale investments	1,554,497	10,069,729
Accrued payroll and welfare expenses	76,366,789	494,688,785	¥ 320,462,551
Income tax payable	9,517,271	61,650,980	55,446,726
Deferred revenues	10,563,113	68,425,735	97,709,941
Other current liabilities	52,626,682	340,905,107	169,135,148
Non-current uncertain tax position liabilities	10,381	67,248	11,127,697
Other non-current liabilities	$ 12,022,019	¥ 77,876,237	¥ 31,049,562
Ordinary shares, par value | ¥ / shares		¥ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000	94,100,000
Ordinary shares, shares issued	29,317,611	29,317,611	29,123,118
Ordinary shares, shares outstanding	28,071,538	28,071,538	28,055,302
Ordinary shares, treasury stock	1,246,073	1,246,073	1,067,816
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	$ 28,047,357	¥ 181,685,160	¥ 68,617,341
Income tax payable	8,639,712	55,966,327	28,035,249
Deferred revenues	4,480,197	29,021,820	37,883,923
Other current liabilities	11,736,449	76,026,370	27,770,537
Non-current uncertain tax position liabilities	10,381	67,248	¥ 6,323,573
Other non-current liabilities	$ 6,118,598	¥ 39,635,057